Jan. 31, 2017
Lazard Emerging Markets Multi Asset Portfolio
Lazard Emerging Markets Multi Asset Portfolio
THE LAZARD FUNDS, INC.

Lazard Emerging Markets Multi Asset Portfolio

Supplement to Current Summary Prospectuses and Prospectus

The following supplements "Principal Investment Strategies" in each Portfolio's Summary Prospectus and the sections entitled "Summary Section – Principal Investment Strategies" and "Investment Strategies and Risks – Investment Strategies" in the Prospectus:

The Portfolio may enter into futures contracts on US Treasury securities to seek to hedge the Portfolio's exposure to the risk of rising interest rates on US Treasury securities embedded in the Portfolio's emerging market debt securities (to a greater or lesser degree, depending on the currency in which the debt security is denominated).  Similarly, the Portfolio also may enter into futures contracts on US Treasury securities in combination with a credit default swap that provides exposure to emerging markets debt securities, baskets of securities or indices.

The following replaces "Forward Currency Contracts and Other Derivatives Risk" in "Principal Investment Risks" in the Lazard Emerging Markets Multi Asset Portfolio Summary Prospectus and the section entitled "Summary Section – Lazard Emerging Markets Multi Asset Portfolio – Principal Investment Risks":

Derivatives and Hedging Risk.  Forward currency contracts, currency options, futures contracts, structured notes, currency and credit default swap agreements and other derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested.  Forward currency contracts, over-the-counter options on currencies, structured notes, swap agreements and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid.  These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency, interest rate, security or other reference asset.  As such, a small investment could have a potentially large impact on the Portfolio's performance.  In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset.  Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities.  Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager's ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged.  Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

The following replaces "Derivatives Risk" in "Investment Strategies and Risks – Investment Risks – Glossary":

Derivatives and Hedging Risk.  Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested.  Forward currency contracts, over-the-counter options, swap agreements, structured notes and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid.  These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency, interest rate, security or other reference asset.  As such, a small investment could have a potentially large impact on the Portfolio's performance.  In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying index, interest rate, commodity, currency, security or other reference asset.  Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities.  Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised.  Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager's ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged.  Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.  Future rules and regulations of the SEC may impact the fund's derivatives transactions as described in this prospectus.

Dated:  January 31, 2017